Schedule of other revenue (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue	$ 2,371	₨ 173,406	₨ 994,081	₨ 938,476
Ifrs Advertising [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue		₨ 173,406	₨ 994,081	₨ 938,476